Offsets	Aug. 11, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	OR Royalties Inc.
Form or Filing Type	F-10
File Number	333-273492
Initial Filing Date	Jul. 28, 2023
Fee Offset Claimed	$ 27,550.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 250,000,000.00
Offset Note	There were registered under the Prior Registration Statement such indeterminate number of common shares, debt securities, warrants, subscription receipts and units, or any combination thereof, of the Registrant as had an aggregate initial offering price not exceeding $250,000,000 (or its equivalent in any other currency used to denominate the securities).
Termination / Withdrawal Statement	No securities were sold pursuant to the Prior Registration Statement. A request for withdrawal for the Prior Registration Statement has been submitted to the Securities and Exchange Commission.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	OR Royalties Inc.
Form or Filing Type	F-10
File Number	333-273492
Filing Date	Jul. 28, 2023
Fee Paid with Fee Offset Source	$ 27,550.00
Offset Note	Note 3.a. The Registrant previously paid a registration fee of $27,550 with respect to the Prior Registration Statement pertaining to the registration of $250,000,000 of securities of the Registrant, none of which securities were sold pursuant to the Prior Registration Statement. Note 3.b. There were registered under the Prior Registration Statement such indeterminate number of common shares, debt securities, warrants, subscription receipts and units, or any combination thereof, of the Registrant as had an aggregate initial offering price not exceeding $250,000,000 (or its equivalent in any other currency used to denominate the securities). Note 3.c. No securities were offered or sold under the Prior Registration Statement and, accordingly, all of such securities remain unsold.